Subordinated Liabilities (Narrative) (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 221	£ 3,041	£ 1,457
Redemption of subordinated debt	3,246	1,378	£ 1,143
Notional amount		£ 6,440			£ 6,705
Barclays Securities Japan Limited [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	48
Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	514
Accrued interest	£ 128
Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate at fixed periodically in advance based on the related interbank rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest, at rates fixed periodically in advance based on London interbank rates.
Description of interest payments	Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period	All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.
Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate.
Description of repayment period	Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2018 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed/Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 500
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	1,532
Notional amount | €				€ 1,750
Interest rate				6.00%	6.00%	6.00%
7.75% Contingent Capital Notes (USD 1,000m), Due 2023
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	713
Notional amount | $						$ 1,000
Interest rate				7.75%	7.75%	7.75%
7.7% Undated Subordinated Notes (USD 99m)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	72
Notional amount | $						$ 99
Interest rate				7.70%	7.70%	7.70%
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	35
Notional amount | €				€ 40
CMS-Linked Subordinated Notes (EUR 100m) and CMS-Linked Subordinated Notes (EUR 135m)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	206
Notional amount | €				€ 235
8.25% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 140
Interest rate				8.25%	8.25%	8.25%
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.